Share capital and other components of equity (Tables) - ElectraMeccanica Vehicles Corp	6 Months Ended
Jun. 30, 2024
Equity [Line Items]
Schedule of changes in the value of equity related to the warrants
Changes in the value of equity related to the warrants for the years ended December 31, 2023 and 2022 were as follows:

	December 31, 2023		December 31, 2022
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	5,395,481	$4.28	5,598,256	$5.23
Warrants exercised	—	—	—	—
Warrants expired	(4,520,693)	4.25	(202,775)	16.3
Warrants outstanding, ending	874,788	$4.34	5,395,481	$4.28

Schedule of warrants
Warrants of the Company classified as equity are composed of the following as at December 31, 2023:

Date of issuance	Number of warrants outstanding	Number of warrants exercisable	Exercise price	Expiry date
October 31, 2017	125,000	125,000	$15	October 31, 2024
November 9, 2018	749,788	749,788	$2.56	May 9, 2024
	874,788	874,788